Other Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Summary of Other Financial Assets and Liabilities
11.1	Other financial assets and liabilities

	As of December 31,
	2017		2016
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Financial instruments at fair value through profit or loss
Foreign exchange forward contracts (Note 11.3)	—	139	187	—
Total financial instruments at fair value through profit or loss	—	139	187	—

Assets held-to-maturity
Quoted debt securities	—	—	309	—
Total assets held-to-maturity	—	—	309	—

Available for sale investments
Unquoted equity shares	2,747	—	2,765	—

Total available for sale investments	2,747	—	2,765	—
Total other financial assets and liabilities	2,747	139	3,261	—

Total current	—	139	187	—
Total non-current	2,747	—	3,074	—

Summary of Interest-bearing Loans and Borrowings
	As of December 31,
	2017				2016
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000%			‘000	US$’000
Current interest-bearing loans and borrowings
Bank loans	3.20 ~ 3.50	Feb. 2018	USD$3,800	3,800	3.00 ~ 3.50	Nov. 2017	USD$6,500	6,500
Bank loans	4.70 ~ 5.22	Apr. 2018 ~ Sept. 2018	RMB$30,000	4,602	4.70 ~ 4.79	Feb. 2017 ~ Oct. 2017	RMB$30,200	4,323
Trust receipt	1.70 ~ 2.60	Jan. 2018 ~ Jun. 2018	THB$1,058,995	32,649	1.10 ~ 2.10	Jan. 2017 ~ Jun. 2017	THB$536,095	15,043
Trust receipt	2.47 ~ 2.54	Feb. 2018	SGD$134	100	2.47 ~ 2.54	Dec. 2017	SGD$3,412	2,359
Total current interest-bearing loans and borrowings				41,151				28,225

Foreign Currency Forward Contracts

The forward contract balance varies with the expected foreign currency transactions and changes in foreign exchange rate.

	2017		2016
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	—	139	187	—

Comparison of Carrying Amounts and Fair Value of Financial Instruments

Set out below is a comparison of the carrying amounts and fair value of the Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2017	2016	2017	2016
	US$’000	US$’000	US$’000	US$’000
Financial assets-current
Cash and cash equivalents	46,093	48,231	46,093	48,231
Other current financial assets – at fair value through profit or loss	—	187	—	187
Trade receivables	112,403	79,472	112,403	79,472
Other receivables	9,509	16,918	9,509	16,918
Due from related parties	13,354	12,573	13,354	12,573
Financial assets-non-current
Other non-current financial assets – available for sale	2,747	2,765	2,747	2,765
Other non-current financial assets – held to maturity	—	309	—	309
Total	184,106	160,455	184,106	160,455

Financial liabilities-current
Interest-bearing loans and borrowings	41,151	28,225	41,151	28,225
Other current financial liabilities – at fair value through profit or loss	139	—	139	—
Trade and other payables	28,850	30,023	28,850	30,023
Due to related parties	5,805	3,096	5,805	3,096
Due to immediate holding company	1,537	1,537	1,537	1,537
Financial lease liabilities	36	29	36	29
Financial liabilities-non-current
Financial lease liabilities	42	54	42	54
Total	77,560	62,964	77,560	62,964

Description of Significant Unobservable Inputs to Valuation

Description of significant unobservable inputs to valuation

	Valuation technique	Significant unobservable inputs	Liquidity discount (2017 and 2016)	Sensitivity of the input to fair value
				2017	2016
Financial asset
Available-for-sale financial assets in unquoted equity instruments	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $203	5% decrease in the discount would increase in fair value by $204

Significant unobservable inputs (Level 3) [Member] | Available-for-sale financial assets [Member]
Disclosure Of Financial Instruments [Line Items]
Fair Value of Assets

The Company carries unquoted equity shares as available-for-sale financial instruments classified as level 3 within the fair value hierarchy.  A reconciliation of the beginning and closing balances is summarized below:

	2017	2016
	US$’000	US$’000
At January 1	2,765	2,862
Re-measurement recognized in other comprehensive income (loss)	(80)	(102)
Exchange difference	62	5
At December 31	2,747	2,765